Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 284,010	$ 168,720
Employee related accruals	71,901	61,891
Indirect taxes payable	66,184	54,097
Other payables and accruals	28,667	16,087
Derivative liability	5,926	0
Accounts payable and accrued liabilities	$ 456,688	$ 300,795